UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Common Stock [Member] USD ($) shares	Common Stock [Member] JPY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Treasury Shares [Member] USD ($) shares	Treasury Shares [Member] JPY (¥) shares	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	USD ($)	JPY (¥)
Beginning balance, value at Dec. 31, 2023 | ¥		¥ 80,500,000		¥ 748,840,080		¥ (100,000,000)		¥ (107,106,341)		¥ 622,233,739
Beginning balance, shares at Dec. 31, 2023 | shares	25,310,660	25,310,660			(400,000)	(400,000)
Net income | ¥								42,775,832		42,775,832
Ending balance, value at Jun. 30, 2024 | ¥		¥ 80,500,000		748,840,080		¥ (100,000,000)		(64,330,509)		665,009,571
Ending balance, shares at Jun. 30, 2024 | shares	25,310,660	25,310,660			(400,000)	(400,000)
Beginning balance, value at Dec. 31, 2024 | ¥		¥ 80,500,000		748,840,080		¥ (100,012,265)		311,527,646		1,040,855,461
Beginning balance, shares at Dec. 31, 2024 | shares	25,310,660	25,310,660			(400,041)	(400,041)
Net income | ¥								53,706,198		53,706,198
Ending balance, value at Jun. 30, 2025		¥ 80,500,000		¥ 748,840,080		¥ (100,012,265)		¥ 365,233,844	$ 7,592,159	¥ 1,094,561,659
Ending balance, shares at Jun. 30, 2025 | shares	25,310,660	25,310,660			(400,041)	(400,041)
Ending balance, shares at Jun. 30, 2025 | shares	25,310,660	25,310,660			(400,041)	(400,041)
Ending balance, value at Jun. 30, 2025 | $	$ 558,369		$ 5,194,146		$ (693,711)		$ 2,533,355		$ 7,592,159